Stock-Based Compensation - Stock option activities (Details) - $ / shares	3 Months Ended	12 Months Ended			15 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
Number of Stock Options Outstanding
Balances as of beginning	392
Balances as of end	392	392			392
Weighted-Average Exercise Price
Balances as of beginning (in dollars per share)	$ 6.16
Balances as of end (in dollars per share)	$ 6.16	$ 6.16			$ 6.16
Stock Options
Shares Available for Grant
Balances as of beginning	605,826	2,641,679	1,679,763		2,641,679
Options granted		0	(105,000)		0
Cancelled		64,117	1,066,916
Balances as of end		605,826	2,641,679	1,679,763
Number of Stock Options Outstanding
Balances as of beginning	3,579,294	4,773,892	8,194,822		4,773,892
Granted		0	105,000		0
Exercised		(1,130,481)	(2,459,014)
Cancelled		(64,117)	(1,066,916)
Balances as of end	668,000	3,579,294	4,773,892	8,194,822	668,000
Vested as of end	667,000	3,311,859			667,000
Vested and expected to be vest as of end	634,000	3,569,024			634,000
Weighted-Average Exercise Price
Balances as of beginning (in dollars per share)	$ 0.02	$ 0.02	$ 0.02		$ 0.02
Granted (in dollars per share)			0.02
Exercised (in dollars per share)		0.02	0.02
Cancelled (in dollars per share)		0.02	0.02
Balances as of end (in dollars per share)	0.11	0.02	$ 0.02	$ 0.02	0.11
Vested as of end (in dollars per share)	0.11	0.02			0.11
Vested and expected to be vest as of end (in dollars per share)	$ 0.11	$ 0.02			$ 0.11
Weighted Average Remaining Contractual Life (Years)
Options Outstanding Weighted Average Remaining Contractual Life	5 years 3 months 18 days	5 years 6 months	5 years 1 month 6 days	6 years 1 month 6 days
Vested as of December 31, 2023	5 years 3 months 18 days	5 years 3 months 18 days
Vested and expected to be vest as of December 31, 2023	5 years 1 month 6 days	5 years 6 months
RSUs
Shares Available for Grant
RSUs granted		(2,099,970)
Number of Stock Options Outstanding
Balances as of beginning	2,100
Balances as of end		2,100
Weighted-Average Exercise Price
Balances as of beginning (in dollars per share)	$ 1.15
Balances as of end (in dollars per share)		$ 1.15